DECHERT PRICE & RHOADS

                            1775 EYE STREET, N.W.
                            WASHINGTON, D.C. 20006
                                 (202) 261-3300

                                  June 21, 2000

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      Re:   The Coventry Group
            File Nos. 33-44964 and 811-06526

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of The Coventry Group (the "Trust"), in connection with one of the Trust's series, Willamette Global Health Sciences Fund, (the "Fund"), that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) by the Trust on behalf of the Fund does not differ from those contained in Post-Effective Amendment No. 70 which was filed on June 12, 2000. The text of Post-Effective Amendment No. 70 was filed electronically.

      Please do not hesitate to contact the undersigned at (202) 261-3352, or Patrick W.D. Turley at 202-261-3364, if you have any questions regarding this certification.

                                          Very truly yours,

                                          /s/ Olivia P. Adler